Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of property, equipment, and accumulated depreciation
Less accumulated depreciation	$ (758,851)	$ (650,194)
Property and equipment, Total	5,389,660	5,287,515
Property, Plant and Equipment [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	6,780,121	5,695,234
Less accumulated depreciation	(3,129,046)	(2,254,961)
Property and equipment, Total	3,651,075	3,440,273
Property, Plant and Equipment [Member] | Equipment [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	6,361,808	5,336,011
Property, Plant and Equipment [Member] | Furniture and fixtures [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	6,981	6,981
Property, Plant and Equipment [Member] | Electronic and computer equipment [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	50,587	50,587
Property, Plant and Equipment [Member] | Vehicles [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	315,905	256,815
Property, Plant and Equipment [Member] | Land Improvements [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	44,840	44,840
Finite-Lived Intangible Assets [Member] | Kiewit property facilities [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Gross	2,497,436	2,497,436
Total [Member] | Kiewit property facilities [Member]
Summary of property, equipment, and accumulated depreciation
Property and equipment, Total	$ 1,738,585	$ 1,847,242